Other Assets and Other Financial Assets - Additional Information (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Assets And Other Financial Assets [Line Items]
Long term accounts receivables	$ 733	$ 511
Fair value [member]
Disclosure Of Other Assets And Other Financial Assets [Line Items]
Long term accounts receivables	$ 707	$ 541